Significant Accounting Policies - Summary of Conversion of Functional Currency Details (Detail) - Employees	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
British Pounds Currency [Member]
Description of conversion of functional Currency [Line Items]
Consolidated Balance Sheet Closing rates	1.11234705	1.17536436
Consolidated Statement of profit or (loss) and other comprehensive (loss)/income Average rates	1.12440301	1.14171543	1.12873080
Russian Rubles Currency [Member]
Description of conversion of functional Currency [Line Items]
Consolidated Balance Sheet Closing rates	0.01093289	0.01429464
Consolidated Statement of profit or (loss) and other comprehensive (loss)/income Average rates	0.01187300	0.01384692	0.01348233
US Dollars Currency [Member]
Description of conversion of functional Currency [Line Items]
Consolidated Balance Sheet Closing rates	0.81492950	0.89015489
Consolidated Statement of profit or (loss) and other comprehensive (loss)/income Average rates	0.87183958	0.89329581	0.84794867
Singapore Dollar Currency [Member]
Description of conversion of functional Currency [Line Items]
Consolidated Balance Sheet Closing rates	0.61659884	0.66176957
Consolidated Statement of profit or (loss) and other comprehensive (loss)/income Average rates	0.63344594	0.6556159	0.64139567
Israeli Shekel Currency [Member]
Description of conversion of functional Currency [Line Items]
Consolidated Balance Sheet Closing rates	0.25350470	0.25743339
Consolidated Statement of profit or (loss) and other comprehensive (loss)/income Average rates	0.25488151	0.25138208